General and administrative expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Decrease in general and administrative expense	$ 9,100
General and administrative expense	$ 58,126	$ 67,197